CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS of Legg Mason Batterymarch Emerging Markets Trust and Legg Mason Batterymarch International Equity Trust, the form of prospectus and statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio, the form of prospectus and statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class I and Class IS of Legg Mason BW Global Opportunities Bond Fund and the form of prospectus and statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class I and Class IS of Legg Mason BW International Opportunities Bond Fund, series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 38 to the Registrant’s Registration Statement (“Amendment No. 38”), and (b) that Amendment No. 38 was filed electronically.

Dated as of: May 2, 2012	By:	/s/ Richard M. Wachterman
	Name:	Richard M. Wachterman
	Title:	Assistant Secretary